Lease Arrangements - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Impairment loss on right-of-use assets	$ 0	$ 0	$ 0	$ 420,000,000
Sublease	$ 0		$ 0	$ 0
Bottom of Range [Member] | Offices, Server rooms and Stores [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease Term	1 year	1 year
Top of Range [Member] | Offices, Server rooms and Stores [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease Term	30 years	30 years
Taiwan [Member] | Bottom of Range [Member] | Handsets Base Stations [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease Term	1 year	1 year
Taiwan [Member] | Top of Range [Member] | Handsets Base Stations [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease Term	20 years	20 years